Trade And Unbilled Receivables, Net	12 Months Ended
Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Trade And Unbilled Receivables, Net	TRADE AND UNBILLED RECEIVABLES AND CONTRACT ASSETS, NET
The following table presents the components of trade receivables and contract assets, net as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Trade and unbilled receivables (1)	$1,191,195	$1,038,430
Contract assets (2)	1,343,365	1,039,973
Less – allowance for credit loss (3)	(14,998)	(10,557)
	$2,519,562	$2,067,846

(1)    Trade and unbilled receivables balances represents amounts for which the Company's right for consideration is unconditional. The balance also includes receivables from affiliated companies in the amounts of $62,915 and $78,115, as of December 31, 2020 and 2019, respectively.

(2)    Contract assets (unbilled receivables) include unbilled amounts typically resulting from sales under contracts for which over-time method of revenue recognition is utilized, and revenue recognized exceeds the amount billed to the customer.

(3)    During 2020 the Company adopted ASC 326 (See Note 2AD(2)).

Short and long-term trade receivables and contract assets include amounts related to contracts with the Israeli Ministry of Defense ("IMOD") in the aggregate amounts of $899,442 and $710,708, as of December 31, 2020 and 2019, respectively.

Trade receivables and contract assets are expected to be billed and collected during 2020. As for long-term trade and unbilled receivables – see Note 7.